Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14 - Commitments and Contingencies

The Company entered into a new office lease Effective July 1, 2021. The primary term of the lease is five years with one renewal option for an additional three years. Minimum annual lease payments for the primary term and one renewal are as follows:

Primary Period	Amount	Amount During Renewal Period	Amount
July 1 to June 30, 2022	$180,456	July 1 to June 30, 2027	$240,662
July 1 to June 30, 2023	$201,260	July 1 to June 30, 2028	$247,882
July 1 to June 30, 2024	$224,330	July 1 to June 30, 2029	$255,319
July 1 to June 30, 2025	$229,312
July 1 to June 30, 2026	$233,653

Under the new standard for lease reporting, the Company recorded a Right of Use Asset (“ROU”) and an offsetting lease liability of $870,406 representing the present value of the future payments under the lease calculated using an 8% discount rate (the current borrowing rate of the company). The ROU and lease liability are amortized over the five-year life of the lease. The unamortized balances at December 31, 2023 were ROU asset of $479,027, current portion of the lease liability of $214,752 and non-current portion of lease liability of $304,907. The unamortized balances at December 31, 2024 were ROU asset of $299,722, current portion of the lease liability of $212,964 and non-current portion of lease liability of $114,148.

Additionally, the Company recognized accreted interest expense of $34,655 and $49,010 and rent expense of $267,735 and $213,960 for the lease during the year ended December 31, 2024 and 2023, respectively.

Legal Proceedings

The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business. Management is not aware of any pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position, results of operations or liquidity.

On November 30, 2023, Intracoastal Capital, LLC (“Intracoastal”) filed a lawsuit against the Company in the New York County Supreme Court, alleging that (i) the Company is in breach of a common stock warrant issued to Intracoastal on or about July 26, 2021, and (ii) that the Company should be ordered by the court to deliver to Intracoastal 330,619 free trading shares of Company common stock (the “Intracoastal Litigation”). The Intracoastal Litigation seeks compensatory damages in an amount no less than $2 million, in addition to liquidated damages and attorney’s fees. On January 14, 2025, the Company settled all issues and claims relating to the Intracoastal Litigation pursuant to the terms of the Intracoastal Settlement Agreement. Under the Intracoastal Settlement Agreement, the Company agreed to issue to Intracoastal Capital the following: (i) the Intracoastal Settlement Shares and (ii) a settlement payment of $175,000. The number of Intracoastal Settlement Shares shall be the greater of the Initial Share Amount or the Adjusted Share Amount. The Intracoastal Settlement Agreement is filed herein as Exhibit 10.33.

On September 5, 2023, “Sabby” Volatility Warrant Master Fund Ltd. filed a lawsuit against the Company in the federal district court for the Southern District of New York case captioned Sabby Volatility Warrant Master Fund Ltd. v. Jupiter Wellness, Inc., No.1:23-cv-07874-KPF (the “Litigation”). Sabby’s initial complaint in the Litigation alleges that the Company’s delayed spin-off and distribution of the common stock of “SRM” Entertainment. Inc. give rise to claims of breach-of-contact, promissory estoppel, and negligent misrepresentation. On November 10, 2023, Jupiter sought judicial permission to move to dismiss Sabby’s complaint, arguing that Sabby had no legal right to the delayed distribution occurring on the original record date, and that regardless, no law requires the Company to compensate Sabby for the costs of covering its short position against the Company. In response, the Court allowed the parties to bypass that dismissal motion briefing so long as Sabby filed an amended complaint by December 15, 2023.

Sabby seeks compensatory damages estimated to exceed $500,000. The Company has filed a motion to dismiss Sabby’s amended complaint and is awaiting the Court’s ruling. The Company intends to vigorously defend itself against Sabby’s claims and does not believe that the Litigation’s ultimate disposition or resolution will have a material adverse effect on the Company’s financial position, results of operations or liquidity. The case was dismissed with prejudice by the federal district court for the Southern District of New York on September 23, 2024. On October 10, 2024, Sabby filed an appeal of the Southern District’s dismissal to the United States Court of Appeals for the Second Circuit. The Company is awaiting the decision from the Court of Appeals for the Second Circuit.

On February 9, 2024, “Sabby” Volatility Warrant Master Find Ltd. sued the Company in the federal district court for the Southern District of New York, case captioned, Sabby Volatility Warrant Master Fund Ltd. v. Safety Shot, Inc., No. 1:24-cv-920-NRB (the “Litigation”). Sabby’s initial complaint alleges that the Company has improperly refused to honor Sabby’s exercise of a Warrant to acquire 2,105,263 shares of common stock. On March 8, 2024, Sabby filed an amended complaint. The Company has answered the amended complaint is due on March 29, 2024. Sabby seeks “liquidated and compensatory damages in an amount to be proven at trial,” including compensatory damages “estimated to be at least $750,000,” liquidated damages “estimated to be at least $600,000,” specific performance, attorneys’ fees, expenses and costs. The Company intends to vigorously defend itself against Sabby’s claims and does not believe that the Litigation’s ultimate disposition or resolution will have a material adverse effect on the Company’s financial position, results of operations or liquidity.

On January 16, 2024, 3i LP (“3i”), filed a lawsuit against the Company in the Supreme Court of the State of New York in the County of New York, case captioned, 3i LP v. Safety Shot, Inc. No. 650196/24 (the “Litigation”). The case stems from the Company’s alleged denial of 3i’s attempt to exercise certain warrants and states causes of action for actual damages and liquidated damages in an amount of approximately $380,000. The Company filed its answer to the complaint on or about March 7, 2024. The Company intends to defend itself vigorously against Sabby’s claims and does not believe that the Litigation’s ultimate disposition will have a material adverse effect on the Company’s financial position, results of operations or liquidity.

On January 10, 2024, Bigger Capital Fund, L.P. (“Bigger Capital”), filed a lawsuit against the Company in the Supreme Court for the State of New York, Case No. 650148/2024 (the “Bigger Litigation”). The Litigation stemmed from the Company’s warrant to purchase 1,656,050 shares of Company common stock issued to Bigger Capital on July 20, 2021, and asserts causes of action for Breach of Contract, Specific Performance and Declaratory Relief. Pursuant to the Bigger Litigation, Bigger capital sought compensatory damages of $3 million, liquidated damages in an estimated amount of $4 million, specific performance, attorney’s fees and declaratory relief.

On January 20, 2025, the Company entered into the Bigger Settlement Agreement. In exchange for a resolution to all issues and claims that relate to the previously filed action against the Company in the Supreme Court of the State of New York, New York County, Index No. 65018/2024. Pursuant to the Bigger Settlement Agreement, the Company agreed to pay or issue to Bigger Capital the following: (i) pay Bigger Capital $375,000; (ii) issue a secured convertible note in the principal amount of $1.75 million maturing on December 31, 2026 (the “Secured Convertible Bigger Note”); (iii) a convertible note in the principal amount of $3.5 million maturing June 30, 2025 (the “Convertible Bigger Note,” and, together with the Secured Convertible Bigger Note, the “Bigger Notes”); and (iv) 5,332,889 shares of common stock issuable upon the exercise of common stock purchase warrants to purchase shares of common stock of the Company at an exercise price of $0.4348 per share (the “Bigger Warrants”). A significant shareholder of the Company and Bigger Capital entered into a voting agreement in favor of Bigger Capital in addition to the Bigger Settlement Agreement. The Bigger Settlement Agreement is filed herein as Exhibit 10.32. The Secured Convertible Bigger Note is filed herein as Exhibit 4.5 and the Convertible Bigger Note is filed herein as Exhibit 4.6.

On or about January 18, 2024, Alta Partners, LLC, (“Alta”) filed a lawsuit against the Company in the federal district court for the Southern District of New York, case captioned, Alta Partners, LLC v. Safety Shot, Inc. No. 24-cv-373 (S.D.N.Y.) (the “Litigation”). The Litigation stems from the Company’s warrant to purchase shares of Company common stock and asserted causes of action for Breach of Contract Breach of the Implied Covenant of Good Faith and Fair Dealing (in the alternative) and violation of Section 11 of the Securities Act of 1933. The Litigation sought compensatory general and liquidated damages in an amount to be proven at trial. On or about January 29, 2025, the Company settled the Litigation by agreeing to pay $350,000 in exchange for a release of all claims by Alta.

On December 8, 2023, the Company filed a lawsuit against Capybara Research (“Capybara”), Igor Appelboom (“Appelboom,” and together with Capybara Research, the “Capybara Parties”) and Accretive Capital LLC d/b/a Benzinga (“Capybara Parties and Accretive, together, the “Capybara Defendants”) in the United States District Court for the Southern District of New York. The Company’s complaint alleges that (i) the Capybara Parties are liable for securities fraud to the Company for making false representations that were made to manipulate the price of the Company’s common stock to the benefit of the Capybara Parties, and (ii) the Capybara Defendants are liable for tortious interference with prospective business relations to the Company by misleading the investing public to—absent a legitimate basis and, instead, for the benefit of the Capybara Defendants—take short positions against Company common stock to wrongfully depress the price of the same. On March 18, 2024, the United District Court for the Southern District of New York, awarded the Company a Default Judgment in its lawsuit against Capybara Research and Igor Appelboom for Securities Fraud and Tortious Interference for the defendants’ defamatory, unfounded and malicious article titled, Safety Shot Exposed $SHOT, Boca Raton Snake Oil: Unraveling the Fraud behind the Drink and Its Dubious Origins. In a separate settlement agreement, Defendant Accreative Capital LLC d/b/a Benzinga, agreed to retract and remove the defamatory story from its website and cease from any future publication.

On March 18, 2024, the United District Court for the Southern District of New York, awarded the Company a Default Judgment in its lawsuit against Capybara Research and Igor Appelboom for Securities Fraud and Tortious Interference for the defendants’ defamatory, unfounded and malicious article titled, Safety Shot Exposed $SHOT, Boca Raton Snake Oil: Unraveling the Fraud behind the Drink and Its Dubious Origins. In a separate settlement agreement, Defendant Accreative Capital LLC d/b/a Benzinga, agreed to retract and remove the defamatory story from its website and cease from any future publication.

On January 19, 2024, Coachella Music Festival, LLC filed a lawsuit against the Company in the federal district court for the Central District of California, Case No. 2:24-cv-537 (the “Litigation”). The Litigation asserts causes of action for Trademark Infringement under 15 U.S.C. Section 1114; False Designation of Origin under 15 U.S.C. Section 1125; False Advertising under 15 U.S.C. Section 1125; violations of Cal. Bus. & Prof. Code Sections 17200 & 17500; Inducement of Trespass; Conversion; and Trespass to Chattels. The Litigation seeks injunctive relief, profits resulting from the Company’s alleged infringement, the value of a Coachella beverage sponsorship, costs of corrective advertising, attorney’s fees and punitive damages. On or about February 26, 2024, the parties reached a settlement in this matter. As part of the settlement, the Company agreed to terminate all activities in connection with the Festival, and stipulated to the entry of a permanent injunction and final judgment and a monetary payment that does not have a material adverse effect on the Company’s financial position, results of operations or liquidity.

The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business. Management is not aware of any pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position, results of operations or liquidity.